UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: October 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INCOME TRUST

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

FORM N-Q

OCTOBER 31, 2015

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
CORPORATE BONDS & NOTES - 75.1%
CONSUMER DISCRETIONARY - 14.8%
Auto Components - 0.5%
ZF North America Capital Inc., Senior Notes	4.000%	4/29/20	4,000,000	$4,055,000	(a)

Automobiles - 0.3%
Fiat Chrysler Automobiles NV, Senior Notes	4.500%	4/15/20	2,610,000	2,649,150

Diversified Consumer Services - 0.1%
StoneMor Partners LP/Cornerstone Family Services of WV, Senior Bonds	7.875%	6/1/21	1,240,000	1,289,600

Hotels, Restaurants & Leisure - 4.2%
1011778 BC ULC/New Red Finance Inc., Senior Secured Notes	4.625%	1/15/22	3,474,000	3,534,795	(a)
Bossier Casino Venture Holdco Inc., Senior Secured Bonds	14.000%	2/9/18	1,211,859	1,111,759	(a)(b)(c)(d)
Carrols Restaurant Group Inc., Secured Notes	8.000%	5/1/22	2,800,000	2,989,000
CEC Entertainment Inc., Senior Notes	8.000%	2/15/22	1,030,000	1,019,700
Choctaw Resort Development Enterprise, Senior Notes	7.250%	11/15/19	918,000	904,230	(a)
Downstream Development Authority of the Quapaw Tribe of Oklahoma, Senior Secured Notes	10.500%	7/1/19	2,825,000	2,938,000	(a)
Greektown Holdings LLC/Greektown Mothership Corp., Senior Secured Notes	8.875%	3/15/19	1,950,000	1,989,000	(a)
Landry’s Holdings II Inc., Senior Notes	10.250%	1/1/18	3,590,000	3,706,675	(a)
Landry’s Inc., Senior Notes	9.375%	5/1/20	3,281,000	3,535,278	(a)
MCE Finance Ltd., Senior Notes	5.000%	2/15/21	720,000	677,736	(a)
MGM Resorts International, Senior Notes	5.250%	3/31/20	1,225,000	1,255,625
MGM Resorts International, Senior Notes	6.625%	12/15/21	420,000	450,450
NCL Corp. Ltd., Senior Notes	5.000%	2/15/18	1,370,000	1,393,975
NCL Corp. Ltd., Senior Notes	5.250%	11/15/19	4,890,000	5,097,825	(a)
Studio City Finance Ltd., Senior Notes	8.500%	12/1/20	5,000,000	5,087,500	(a)

Total Hotels, Restaurants & Leisure				35,691,548

Household Durables - 2.6%
Century Intermediate Holding Co. 2, Senior Notes	9.750%	2/15/19	4,570,000	4,741,375	(a)(b)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	5.875%	4/1/23	1,680,000	1,766,100	(a)
Shea Homes LP/Shea Homes Funding Corp., Senior Notes	6.125%	4/1/25	3,520,000	3,704,800	(a)
William Lyon Homes Inc., Senior Notes	5.750%	4/15/19	2,930,000	2,995,925
William Lyon Homes Inc., Senior Notes	8.500%	11/15/20	2,850,000	3,078,000
William Lyon Homes Inc., Senior Notes	7.000%	8/15/22	410,000	426,912
Woodside Homes Co., LLC/Woodside Homes Finance Inc., Senior Notes	6.750%	12/15/21	5,150,000	4,815,250	(a)

Total Household Durables				21,528,362

Leisure Products - 0.3%
Vista Outdoor Inc., Senior Notes	5.875%	10/1/23	2,320,000	2,430,200	(a)

Media - 4.8%
Carmike Cinemas Inc., Secured Notes	6.000%	6/15/23	1,080,000	1,121,796	(a)
CSC Holdings LLC, Senior Debentures	7.875%	2/15/18	2,637,000	2,795,220
CSC Holdings LLC, Senior Notes	8.625%	2/15/19	2,610,000	2,779,650
DISH DBS Corp., Senior Notes	7.875%	9/1/19	1,000,000	1,099,790
DISH DBS Corp., Senior Notes	5.125%	5/1/20	4,000,000	3,995,000
Gibson Brands Inc., Senior Secured Notes	8.875%	8/1/18	5,000,000	4,412,500	(a)
iHeartCommunications Inc., Senior Notes	14.000%	2/1/21	3,600,000	1,494,000	(b)
MediaNews Group Inc.	12.000%	12/31/18	1,236,000	1,236,000	(c)
New Cotai LLC/New Cotai Capital Corp., Senior Secured Notes	10.625%	5/1/19	6,685,739	5,565,878	(a)(b)
Numericable-SFR SAS, Senior Secured Bonds	6.000%	5/15/22	1,200,000	1,206,000	(a)
Numericable-SFR SAS, Senior Secured Notes	4.875%	5/15/19	4,420,000	4,453,150	(a)

Postmedia Network Inc., Secured Notes	12.500%	7/15/18	6,640,000	6,274,800
Tribune Media Co., Senior Notes	5.875%	7/15/22	1,470,000	1,514,100	(a)
Virgin Media Finance PLC, Senior Notes	6.375%	4/15/23	1,400,000	1,447,250	(a)
Virgin Media Finance PLC, Senior Notes	5.750%	1/15/25	600,000	591,000	(a)

Total Media				39,986,134

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Multiline Retail - 0.4%
Neiman Marcus Group Ltd. LLC, Senior Notes	8.750%	10/15/21	2,990,000	$3,120,663	(a)(b)

Specialty Retail - 1.3%
American Greetings Corp., Senior Notes	7.375%	12/1/21	870,000	918,937
CST Brands Inc., Senior Notes	5.000%	5/1/23	810,000	822,150
Dufry Finance SCA, Senior Notes	5.500%	10/15/20	1,350,000	1,410,750	(a)
GameStop Corp., Senior Notes	5.500%	10/1/19	600,000	627,251	(a)
Guitar Center Inc., Senior Bonds	9.625%	4/15/20	8,380,000	7,018,250	(a)

Total Specialty Retail				10,797,338

Textiles, Apparel & Luxury Goods - 0.3%
Empire Today LLC/Empire Today Finance Corp., Senior Secured Notes	11.375%	2/1/17	920,000	875,150	(a)
William Carter Co., Senior Notes	5.250%	8/15/21	1,473,000	1,537,444

Total Textiles, Apparel & Luxury Goods				2,412,594

TOTAL CONSUMER DISCRETIONARY				123,960,589

CONSUMER STAPLES - 4.2%
Beverages - 0.8%
Carolina Beverage Group LLC/Carolina Beverage Group Finance Inc., Secured Notes	10.625%	8/1/18	2,760,000	2,808,300	(a)
DS Services of America Inc., Secured Notes	10.000%	9/1/21	3,760,000	4,333,400	(a)

Total Beverages				7,141,700

Food & Staples - 0.4%
FAGE Dairy Industry SA/FAGE USA Dairy Industry Inc., Senior Notes	9.875%	2/1/20	2,830,000	2,964,425	(a)

Food & Staples Retailing - 0.8%
Beverages & More Inc., Senior Secured Notes	10.000%	11/15/18	3,310,000	3,223,113	(a)
Dollar Tree Inc., Senior Notes	5.250%	3/1/20	2,670,000	2,796,825	(a)
Dollar Tree Inc., Senior Notes	5.750%	3/1/23	500,000	529,375	(a)

Total Food & Staples Retailing				6,549,313

Food Products - 1.8%
Dole Food Co. Inc., Senior Secured Notes	7.250%	5/1/19	5,860,000	5,895,160	(a)
Pilgrim’s Pride Corp., Senior Notes	5.750%	3/15/25	3,480,000	3,567,000	(a)
Simmons Foods Inc., Secured Notes	7.875%	10/1/21	5,730,000	5,371,875	(a)

Total Food Products				14,834,035

Household Products - 0.1%
Kronos Acquisition Holdings Inc., Senior Notes	9.000%	8/15/23	710,000	679,825	(a)

Tobacco - 0.3%
Alliance One International Inc., Secured Notes	9.875%	7/15/21	3,151,000	2,725,615

TOTAL CONSUMER STAPLES				34,894,913

ENERGY - 12.9%
Energy Equipment & Services - 0.9%
Atwood Oceanics Inc., Senior Notes	6.500%	2/1/20	1,880,000	1,457,000
CGG, Senior Notes	6.500%	6/1/21	2,300,000	1,334,000
Hercules Offshore Inc., Senior Notes	10.250%	4/1/19	6,330,000	1,297,650	*(a)(e)
Hercules Offshore Inc., Senior Notes	7.500%	10/1/21	310,000	60,450	*(a)(e)
Hercules Offshore Inc., Senior Notes	6.750%	4/1/22	1,770,000	345,150	*(a)(e)
Parker Drilling Co., Senior Notes	6.750%	7/15/22	1,840,000	1,426,000
SESI LLC, Senior Notes	7.125%	12/15/21	1,760,000	1,713,941

Total Energy Equipment & Services				7,634,191

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Oil, Gas & Consumable Fuels - 12.0%
Access Midstream Partners LP/ACMP Finance Corp., Senior Notes	6.125%	7/15/22	530,000	$543,021
Antero Resources Corp., Senior Notes	5.375%	11/1/21	950,000	878,750
Arch Coal Inc., Senior Notes	7.000%	6/15/19	920,000	29,900
Arch Coal Inc., Senior Notes	9.875%	6/15/19	220,000	7,700
Berry Petroleum Co., Senior Notes	6.375%	9/15/22	3,240,000	1,182,600
BreitBurn Energy Partners LP/BreitBurn Finance Corp., Senior Notes	8.625%	10/15/20	1,890,000	850,689
BreitBurn Energy Partners LP/BreitBurn Finance Corp., Senior Notes	7.875%	4/15/22	800,000	304,000
California Resources Corp., Senior Notes	5.000%	1/15/20	6,450,000	4,724,625
Calumet Specialty Products Partners LP/Calumet Finance Corp., Senior Notes	6.500%	4/15/21	4,990,000	4,665,650
Carrizo Oil & Gas Inc., Senior Notes	7.500%	9/15/20	1,780,000	1,784,450
Chesapeake Energy Corp., Senior Notes	6.875%	11/15/20	990,000	675,675
Chesapeake Energy Corp., Senior Notes	4.875%	4/15/22	1,900,000	1,187,500
Comstock Resources Inc., Senior Notes	7.750%	4/1/19	2,120,000	455,800
Comstock Resources Inc., Senior Notes	9.500%	6/15/20	2,460,000	553,500
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.000%	12/15/20	2,080,000	1,851,200
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp., Senior Notes	6.125%	3/1/22	1,840,000	1,591,600
Ecopetrol SA, Senior Notes	5.875%	9/18/23	797,000	806,963
EP Energy LLC/Everest Acquisition Finance Inc., Senior Notes	9.375%	5/1/20	2,900,000	2,537,500
Globe Luxembourg SCA, Senior Secured Notes	9.625%	5/1/18	6,960,000	5,889,900	(a)
Gulfport Energy Corp., Senior Notes	7.750%	11/1/20	1,120,000	1,114,400
Halcon Resources Corp., Secured Notes	8.625%	2/1/20	2,290,000	1,983,712	(a)
Halcon Resources Corp., Senior Notes	8.875%	5/15/21	7,893,000	2,688,553
Linn Energy LLC/Linn Energy Finance Corp., Senior Notes	6.250%	11/1/19	7,440,000	1,785,600
Lonestar Resources America Inc., Senior Notes	8.750%	4/15/19	360,000	243,900	(a)
Lukoil International Finance BV, Senior Notes	6.125%	11/9/20	1,980,000	2,054,250	(a)
Magnum Hunter Resources Corp., Senior Notes	9.750%	5/15/20	8,710,000	3,658,200
MEG Energy Corp., Senior Notes	6.500%	3/15/21	100,000	88,250	(a)
MEG Energy Corp., Senior Notes	7.000%	3/31/24	3,420,000	2,975,400	(a)
Milagro Oil & Gas Inc., Secured Notes	10.500%	5/15/16	2,270,000	715,050	*(d)(e)
Murray Energy Corp., Senior Secured Notes	11.250%	4/15/21	5,530,000	1,506,925	(a)
Natural Resource Partners LP/Natural Resource Partners Finance Corp., Senior Notes	9.125%	10/1/18	2,450,000	1,800,750
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	5.125%	7/15/19	680,000	634,100
NGL Energy Partners LP/NGL Energy Finance Corp., Senior Notes	6.875%	10/15/21	820,000	787,200
NGPL PipeCo LLC, Senior Secured Notes	7.119%	12/15/17	1,630,000	1,515,900	(a)
Oasis Petroleum Inc., Senior Notes	6.875%	3/15/22	3,200,000	2,744,000
Oasis Petroleum Inc., Senior Notes	6.875%	1/15/23	400,000	348,000
Pacific Drilling V Ltd., Senior Secured Notes	7.250%	12/1/17	7,270,000	4,979,950	(a)
Parsley Energy LLC/Parsley Finance Corp., Senior Notes	7.500%	2/15/22	3,120,000	3,159,000	(a)
Puma International Financing SA, Senior Bonds	6.750%	2/1/21	2,740,000	2,783,895	(a)
QEP Resources Inc., Senior Notes	6.875%	3/1/21	1,440,000	1,404,000
QEP Resources Inc., Senior Notes	5.375%	10/1/22	1,580,000	1,429,900
QEP Resources Inc., Senior Notes	5.250%	5/1/23	560,000	499,800
Quicksilver Resources Inc., Senior Notes	11.000%	7/1/21	1,980,000	133,650	*(e)
Range Resources Corp., Senior Notes	5.000%	8/15/22	2,332,000	2,087,019
Samson Investment Co., Senior Notes	9.750%	2/15/20	4,870,000	24,350	*(e)

Sanchez Energy Corp., Senior Notes	7.750%	6/15/21	6,070,000	4,856,000
Shelf Drilling Holdings Ltd., Senior Secured Notes	8.625%	11/1/18	7,039,000	5,437,627	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.625%	10/1/20	680,000	678,300	(a)
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Senior Notes	6.375%	8/1/22	1,380,000	1,345,500

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Oil, Gas & Consumable Fuels - (continued)
Tesoro Logistics LP/Tesoro Logistics Finance Corp., Senior Notes	5.500%	10/15/19	5,050,000		$5,252,000	(a)
Ultra Petroleum Corp., Senior Notes	5.750%	12/15/18	7,313,000		4,936,275	(a)
Whiting Canadian Holding Co. ULC, Senior Notes	8.125%	12/1/19	2,000,000		2,025,000
WPX Energy Inc., Senior Notes	7.500%	8/1/20	350,000		329,000
WPX Energy Inc., Senior Notes	6.000%	1/15/22	2,490,000		2,203,650

Total Oil, Gas & Consumable Fuels					100,730,129

TOTAL ENERGY					108,364,320

FINANCIALS - 7.4%
Banks - 1.6%
CIT Group Inc., Senior Notes	5.000%	8/15/22	10,000		10,562
CIT Group Inc., Senior Notes	5.000%	8/1/23	4,680,000		4,914,000
Citigroup Inc., Junior Subordinated Bonds	5.950%	5/15/25	1,860,000		1,797,225	(f)(g)
HSBC Holdings PLC, Junior Subordinated Bonds	6.375%	3/30/25	2,260,000		2,237,400	(f)(g)
Royal Bank of Scotland NV, Subordinated Bonds	7.750%	5/15/23	580,000		679,998
Royal Bank of Scotland PLC, Subordinated Notes	13.125%	3/19/22	4,270,000	AUD	3,371,333	(f)(h)

Total Banks					13,010,518

Capital Markets - 0.1%
Pershing Square Holdings Ltd., Senior Notes	5.500%	7/15/22	1,000,000		948,427	(a)

Consumer Finance - 1.2%
Ally Financial Inc., Senior Notes	8.000%	11/1/31	1,430,000		1,739,238
Ally Financial Inc., Subordinated Notes	8.000%	12/31/18	1,750,000		1,973,125
First Cash Financial Services Inc., Senior Notes	6.750%	4/1/21	920,000		922,300
Navient Corp., Medium-Term Notes, Senior Notes	8.000%	3/25/20	818,000		869,125
Navient Corp., Senior Notes	5.875%	3/25/21	3,000,000		2,850,000
TMX Finance LLC/TitleMax Finance Corp., Senior Secured Notes	8.500%	9/15/18	2,470,000		1,951,300	(a)

Total Consumer Finance					10,305,088

Diversified Financial Services - 0.6%
Argos Merger Sub Inc., Senior Notes	7.125%	3/15/23	2,240,000		2,363,200	(a)
ILFC E-Capital Trust I, Junior Subordinated Notes	4.570%	12/21/65	2,450,000		2,266,250	(a)(f)
International Lease Finance Corp., Senior Notes	3.875%	4/15/18	200,000		203,500

Total Diversified Financial Services					4,832,950

Insurance - 1.5%
CNO Financial Group Inc., Senior Notes	4.500%	5/30/20	4,270,000		4,451,475
Fidelity & Guaranty Life Holdings Inc., Senior Notes	6.375%	4/1/21	3,500,000		3,701,250	(a)
Genworth Holdings Inc., Senior Notes	7.700%	6/15/20	4,930,000		4,856,050

Total Insurance					13,008,775

Real Estate Investment Trusts (REITs) - 1.6%
Communications Sales & Leasing Inc., Senior Notes	8.250%	10/15/23	3,740,000		3,476,330
CTR Partnership LP/CareTrust Capital Corp., Senior Notes	5.875%	6/1/21	4,422,000		4,556,871
Equinix Inc., Senior Notes	5.375%	1/1/22	2,670,000		2,802,699
Iron Mountain Inc., Senior Notes	6.000%	10/1/20	2,220,000		2,358,750	(a)

Total Real Estate Investment Trusts (REITs)					13,194,650

Real Estate Management & Development - 0.8%
Caesars Entertainment Resort Properties LLC / Caesars Entertainment Resort Properties, Secured Notes	11.000%	10/1/21	1,620,000		1,555,200
Howard Hughes Corp., Senior Notes	6.875%	10/1/21	5,150,000		5,381,750	(a)

Total Real Estate Management & Development					6,936,950

TOTAL FINANCIALS					62,237,358

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
HEALTH CARE - 6.3%
Health Care Equipment & Supplies - 1.2%
ConvaTec Finance International SA, Senior Notes	8.250%	1/15/19	1,285,000	$1,286,606	(a)(b)
DJO Finance LLC/DJO Finance Corp., Secured Notes	10.750%	4/15/20	5,010,000	4,997,475	(a)
DJO Finco Inc./DJO Finance LLC/DJO Finance Corp., Secured Notes	8.125%	6/15/21	1,680,000	1,671,600	(a)
Greatbatch Ltd., Senior Notes	9.125%	11/1/23	1,730,000	1,766,763	(a)

Total Health Care Equipment & Supplies				9,722,444

Health Care Providers & Services - 2.6%
BioScrip Inc., Senior Notes	8.875%	2/15/21	2,800,000	2,173,500
Fresenius Medical Care U.S. Finance Inc., Senior Notes	5.750%	2/15/21	2,503,000	2,728,270	(a)
HCA Inc., Senior Secured Notes	6.500%	2/15/20	4,000,000	4,485,000
Kindred Healthcare Inc., Senior Notes	8.000%	1/15/20	5,150,000	5,497,625
Tenet Healthcare Corp., Senior Notes	8.000%	8/1/20	525,000	546,000
Tenet Healthcare Corp., Senior Notes	8.125%	4/1/22	520,000	552,500
Universal Hospital Services Inc., Secured Notes	7.625%	8/15/20	5,990,000	5,742,912

Total Health Care Providers & Services				21,725,807

Pharmaceuticals - 2.5%
DPx Holdings BV, Senior Notes	7.500%	2/1/22	800,000	819,000	(a)
JLL/Delta Dutch Pledgeco BV, Senior Notes	8.750%	5/1/20	6,530,000	6,685,087	(a)(b)
Mallinckrodt International Finance SA, Senior Notes	5.625%	10/15/23	2,680,000	2,542,650	(a)
Valeant Pharmaceuticals International, Senior Notes	6.375%	10/15/20	1,400,000	1,260,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.375%	3/15/20	8,680,000	7,595,000	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.500%	3/1/23	2,080,000	1,757,600	(a)
Valeant Pharmaceuticals International Inc., Senior Notes	5.875%	5/15/23	780,000	660,563	(a)

Total Pharmaceuticals				21,319,900

TOTAL HEALTH CARE				52,768,151

INDUSTRIALS - 12.7%
Aerospace & Defense - 0.8%
Bombardier Inc., Senior Notes	7.500%	3/15/18	1,150,000	1,144,250	(a)
Bombardier Inc., Senior Notes	4.750%	4/15/19	230,000	200,100	(a)
CBC Ammo LLC/CBC FinCo Inc., Senior Notes	7.250%	11/15/21	4,560,000	4,286,400	(a)
LMI Aerospace Inc., Secured Notes	7.375%	7/15/19	1,280,000	1,264,000

Total Aerospace & Defense				6,894,750

Air Freight & Logistics - 0.7%
XPO Logistics Inc., Senior Notes	7.875%	9/1/19	5,130,000	5,181,300	(a)
XPO Logistics Inc., Senior Notes	6.500%	6/15/22	1,030,000	923,137	(a)

Total Air Freight & Logistics				6,104,437

Airlines - 1.4%
Air Canada, Pass-Through Trust, Secured Notes	6.625%	5/15/18	5,945,000	6,093,625	(a)
America West Airlines, Pass-Through Certificates, Secured Notes	7.100%	4/2/21	134,758	143,685
American Airlines, Pass-Through Trust, Secured Notes	7.000%	1/31/18	530,312	561,468	(a)
American Airlines, Pass-Through Trust, Senior Secured Bonds	5.600%	7/15/20	2,104,444	2,164,946	(a)
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	7.373%	12/15/15	133,627	134,128
Continental Airlines Inc., Pass-Through Certificates, Secured Bonds	8.388%	11/1/20	46,673	48,132
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	9.250%	5/10/17	41,146	44,900

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
Airlines - (continued)
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.250%	4/11/20	350,911	$368,895
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	5.500%	10/29/20	215,216	221,942
Continental Airlines Inc., Pass-Through Certificates, Secured Notes	6.903%	4/19/22	58,438	60,556
Delta Air Lines Inc., Pass-Through Certificates, Secured Notes	8.021%	8/10/22	381,736	429,930
US Airways, Pass-Through Trust, Secured Bonds	6.750%	6/3/21	1,005,399	1,069,494

Total Airlines				11,341,701

Building Products - 0.3%
Ashton Woods USA LLC/Ashton Woods Finance Co., Senior Notes	6.875%	2/15/21	2,870,000	2,669,100	(a)

Commercial Services & Supplies - 2.2%
Garda World Security Corp., Senior Notes	7.250%	11/15/21	2,167,000	1,988,223	(a)
Monitronics International Inc., Senior Notes	9.125%	4/1/20	4,740,000	4,147,500
United Rentals North America Inc., Senior Notes	5.750%	11/15/24	2,690,000	2,743,800
United Rentals North America Inc., Senior Notes	5.500%	7/15/25	4,760,000	4,765,950
West Corp., Senior Notes	5.375%	7/15/22	4,630,000	4,427,437	(a)

Total Commercial Services & Supplies				18,072,910

Construction & Engineering - 1.6%
Ausdrill Finance Pty Ltd., Senior Notes	6.875%	11/1/19	4,210,000	3,083,825	(a)
Michael Baker Holdings LLC/Michael Baker Finance Corp., Senior Notes	8.875%	4/15/19	5,555,062	4,582,926	(a)(b)
Michael Baker International LLC/CDL Acquisition Co. Inc., Senior Secured Notes	8.250%	10/15/18	2,940,000	2,778,300	(a)
Modular Space Corp., Secured Notes	10.250%	1/31/19	5,020,000	3,049,650	(a)

Total Construction & Engineering				13,494,701

Electrical Equipment - 1.0%
Interface Master Holdings Inc., Senior Notes	12.500%	8/1/18	4,500,000	4,455,000	(a)(b)
International Wire Group Holdings Inc., Senior Secured Notes	8.500%	10/15/17	1,370,000	1,421,375	(a)
NES Rentals Holdings Inc., Senior Secured Notes	7.875%	5/1/18	2,300,000	2,302,875	(a)

Total Electrical Equipment				8,179,250

Machinery - 1.3%
CTP Transportation Products LLC/CTP Finance Inc., Senior Secured Notes	8.250%	12/15/19	4,943,000	5,289,010	(a)
DH Services Luxembourg Sarl, Senior Notes	7.750%	12/15/20	3,880,000	4,015,800	(a)
Global Brass and Copper Inc., Senior Secured Notes	9.500%	6/1/19	1,160,000	1,249,900

Total Machinery				10,554,710

Marine - 0.6%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	4,650,000	4,469,813	(a)
Ultrapetrol Bahamas Ltd., Senior Secured Notes	8.875%	6/15/21	1,440,000	928,800

Total Marine				5,398,613

Road & Rail - 1.2%
Flexi-Van Leasing Inc., Senior Notes	7.875%	8/15/18	1,520,000	1,561,800	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	4,440,000	4,483,290	(a)
Florida East Coast Holdings Corp., Senior Secured Notes	6.750%	5/1/19	700,000	706,825	(h)
Jack Cooper Holdings Corp., Senior Secured Notes	10.250%	6/1/20	3,930,000	3,586,125	(a)

Total Road & Rail				10,338,040

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Trading Companies & Distributors - 0.8%
Ashtead Capital Inc., Senior Secured Notes	6.500%	7/15/22	3,340,000		$3,598,850	(a)
H&E Equipment Services Inc., Senior Notes	7.000%	9/1/22	3,280,000		3,345,600

Total Trading Companies & Distributors					6,944,450

Transportation - 0.5%
Hapag-Lloyd AG, Senior Notes	9.750%	10/15/17	2,372,000		2,443,160	(a)
Neovia Logistics Intermediate Holdings LLC/Logistics Intermediate Finance Corp., Senior Notes	10.000%	2/15/18	2,010,000		2,030,100	(a)(b)

Total Transportation					4,473,260

Transportation Infrastructure - 0.3%
Aguila 3 SA, Senior Secured Notes	7.875%	1/31/18	2,000,000		2,052,500	(a)

TOTAL INDUSTRIALS					106,518,422

INFORMATION TECHNOLOGY - 3.5%
Communications Equipment - 0.4%
CommScope Inc., Senior Secured Notes	4.375%	6/15/20	3,650,000		3,732,125	(a)

Electronic Equipment, Instruments & Components - 0.6%
Interface Security Systems Holdings Inc./Interface Security Systems LLC, Senior Secured Notes	9.250%	1/15/18	4,650,000		4,690,688

Internet Software & Services - 1.1%
Ancestry.com Holdings LLC, Senior Notes	9.625%	10/15/18	3,650,000		3,700,188	(a)(b)
Ancestry.com Inc., Senior Notes	11.000%	12/15/20	1,370,000		1,503,575
Bankrate Inc., Senior Notes	6.125%	8/15/18	4,215,000		4,251,881	(a)

Total Internet Software & Services					9,455,644

IT Services - 0.8%
Compiler Finance Subordinated Inc., Senior Notes	7.000%	5/1/21	3,435,000		1,837,725	(a)
First Data Corp., Senior Subordinated Notes	11.750%	8/15/21	4,059,000		4,637,407

Total IT Services					6,475,132

Semiconductors & Semiconductor Equipment - 0.3%
Micron Technology Inc., Senior Notes	5.250%	8/1/23	2,160,000		2,115,698	(a)

Software - 0.3%
Activision Blizzard Inc., Senior Notes	5.625%	9/15/21	2,570,000		2,724,714	(a)

TOTAL INFORMATION TECHNOLOGY					29,194,001

MATERIALS - 6.7%
Chemicals - 1.9%
Eco Services Operations LLC/Eco Finance Corp., Senior Notes	8.500%	11/1/22	900,000		805,500	(a)
Hexion Inc., Senior Secured Notes	8.875%	2/1/18	4,600,000		3,542,000
HIG BBC Intermediate Holdings LLC/HIG BBC Holdings Corp., Senior Notes	10.500%	9/15/18	1,760,000		1,707,200	(a)(b)
Kerling PLC, Senior Secured Notes	10.625%	2/1/17	967,000	EUR	1,080,838	(a)
Rain CII Carbon LLC/CII Carbon Corp., Senior Secured Notes	8.000%	12/1/18	9,025,000		7,902,471	(a)
Techniplas LLC, Senior Secured Notes	10.000%	5/1/20	980,000		781,550	(a)

Total Chemicals					15,819,559

Construction Materials - 0.7%
American Builders & Contractors Supply Co. Inc., Senior Notes	5.625%	4/15/21	3,094,000		3,194,555	(a)
Cemex SAB de CV, Senior Secured Notes	6.125%	5/5/25	1,740,000		1,653,000	(a)
Summit Materials LLC/Summit Materials Finance Corp., Senior Notes	10.500%	1/31/20	701,000		746,565

Total Construction Materials					5,594,120

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Containers & Packaging - 1.4%
Ardagh Finance Holdings SA, Senior Notes	8.625%	6/15/19	3,037,917		$3,197,408	(a)(b)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Notes	6.000%	6/30/21	260,000		256,100	(a)
Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc., Senior Secured Notes	3.337%	12/15/19	860,000		849,250	(a)(f)
BWAY Holding Co., Senior Notes	9.125%	8/15/21	1,540,000		1,505,350	(a)
Coveris Holdings SA, Senior Notes	7.875%	11/1/19	2,970,000		2,836,350	(a)
Pactiv LLC, Senior Bonds	8.375%	4/15/27	3,165,000		3,093,787
Pactiv LLC, Senior Notes	7.950%	12/15/25	470,000		457,075

Total Containers & Packaging					12,195,320

Metals & Mining - 2.7%
ArcelorMittal, Senior Notes	6.250%	3/1/21	3,670,000		3,484,206
Barminco Finance Pty Ltd., Senior Notes	9.000%	6/1/18	3,900,000		3,061,500	(a)
Coeur Mining Inc., Senior Notes	7.875%	2/1/21	2,720,000		1,679,600
FMG Resources (August 2006) Pty Ltd., Senior Secured Notes	9.750%	3/1/22	3,150,000		3,142,125	(a)
Glencore Finance Canada Ltd., Senior Notes	2.700%	10/25/17	2,000,000		1,862,872	(a)
Joseph T. Ryerson & Son Inc., Senior Secured Notes	9.000%	10/15/17	3,310,000		2,896,250
Midwest Vanadium Pty Ltd., Senior Secured Notes	11.500%	2/15/18	2,010,000		90,450	*(a)(d)(e)
Mirabela Nickel Ltd., Subordinated Notes	1.000%	9/10/44	20,380		0	(a)(c)(d)(i)
Novelis Inc., Senior Notes	8.375%	12/15/17	1,229,000		1,239,754
Novelis Inc., Senior Notes	8.750%	12/15/20	940,000		947,050
Prince Mineral Holding Corp., Senior Secured Notes	11.500%	12/15/19	310,000		261,950	(a)
Schaeffler Holding Finance BV, Senior Secured Bonds	6.875%	8/15/18	1,000,000		1,037,500	(a)(b)
Schaeffler Holding Finance BV, Senior Secured Notes	6.875%	8/15/18	1,180,000	EUR	1,351,113	(a)(b)
St. Barbara Ltd., Senior Secured Notes	8.875%	4/15/18	680,000		649,400	(a)
Thompson Creek Metals Co. Inc., Senior Notes	12.500%	5/1/19	1,680,000		812,700

Total Metals & Mining					22,516,470

TOTAL MATERIALS					56,125,469

TELECOMMUNICATION SERVICES - 4.7%
Diversified Telecommunication Services - 2.6%
CenturyLink Inc., Senior Notes	6.150%	9/15/19	1,500,000		1,560,000
CenturyLink Inc., Senior Notes	5.625%	4/1/20	500,000		502,445
Frontier Communications Corp., Senior Notes	8.875%	9/15/20	5,360,000		5,577,723	(a)
Intelsat Jackson Holdings SA, Senior Notes	7.500%	4/1/21	6,330,000		5,744,475
Level 3 Financing Inc., Senior Notes	5.625%	2/1/23	2,980,000		3,073,125
Oi Brasil Holdings Cooperatief U.A., Senior Notes	5.750%	2/10/22	4,570,000		2,879,100	(a)
UPCB Finance VI Ltd., Senior Secured Notes	6.875%	1/15/22	207,000		219,679	(a)
Windstream Services LLC, Senior Notes	7.750%	10/1/21	1,200,000		1,038,000
Zayo Group LLC/Zayo Capital Inc., Senior Notes	10.125%	7/1/20	1,302,000		1,422,435

Total Diversified Telecommunication Services					22,016,982

Wireless Telecommunication Services - 2.1%
Altice Financing SA, Senior Secured Notes	6.625%	2/15/23	3,730,000		3,748,650	(a)
Neptune Finco Corp., Senior Notes	10.125%	1/15/23	1,310,000		1,388,600	(a)
Sprint Communications Inc., Senior Notes	9.000%	11/15/18	7,175,000		7,905,917	(a)
Sprint Communications Inc., Senior Notes	7.000%	8/15/20	1,000,000		930,000
Sprint Communications Inc., Senior Notes	11.500%	11/15/21	1,290,000		1,357,725
Sprint Corp., Senior Notes	7.875%	9/15/23	2,200,000		2,040,500

Total Wireless Telecommunication Services					17,371,392

TOTAL TELECOMMUNICATION SERVICES					39,388,374

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
UTILITIES - 1.9%
Electric Utilities - 0.9%
Midwest Generation LLC, Pass-Through Certificates, Secured Bonds	8.560%	1/2/16	179,321	$178,424
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.237%	7/2/17	2,163,256	2,245,730
NRG REMA LLC, Pass-Through Certificates, Senior Secured Bonds	9.681%	7/2/26	2,615,000	2,631,344
Red Oak Power LLC, Secured Notes	9.200%	11/30/29	2,090,000	2,262,425

Total Electric Utilities				7,317,923

Independent Power and Renewable Electricity Producers - 1.0%
Foresight Energy LLC/Foresight Energy Finance Corp., Senior Notes	7.875%	8/15/21	880,000	655,600	(a)
Mirant Mid Atlantic LLC, Pass-Through Certificates, Secured Bonds	10.060%	12/30/28	5,173,503	5,192,904
Mirant Mid Atlantic LLC, Pass-Through Certificates, Senior Secured Notes	9.125%	6/30/17	314,821	318,363
TerraForm Power Operating LLC, Senior Notes	5.875%	2/1/23	2,280,000	2,114,700	(a)

Total Independent Power and Renewable Electricity Producers				8,281,567

TOTAL UTILITIES				15,599,490

TOTAL CORPORATE BONDS & NOTES (Cost - $722,726,880)				629,051,087

ASSET-BACKED SECURITIES - 6.3%
American Money Management Corp., 2015-16A E	5.921%	4/14/27	3,150,000	2,750,580	(a)(f)
Ameriquest Mortgage Securities Inc., 2002-C M1	3.572%	11/25/32	2,340,212	2,241,686	(f)
Apidos CLO, 2015-21A D	5.827%	7/18/27	750,000	667,611	(a)(f)
Asset-Backed Funding Certificates, 2004-OPT5 M1	1.322%	3/25/34	4,798,753	4,076,377	(f)
Avery Point CLO Ltd., 2015-6A E1	5.880%	8/5/27	1,750,000	1,627,500	(a)(f)
Babson CLO Ltd., 2015-2A E	5.844%	7/20/27	1,000,000	872,300	(a)(f)
Carlyle Global Market Strategies, 2015-2A D	5.623%	4/27/27	1,000,000	849,800	(a)(f)
Cent CLO LP, 2015-23A D	5.715%	4/17/26	1,000,000	888,202	(a)(f)
Community Funding CLO Ltd., 2015-1A A	5.750%	11/1/27	2,120,000	2,120,000	(a)(c)
Cumberland Park CLO Ltd., 2015-2A D	3.672%	7/20/26	1,250,000	1,156,514	(a)(f)
Cumberland Park CLO Ltd., 2015-2A E	5.272%	7/20/26	750,000	630,267	(a)(f)
Dryden Senior Loan Fund, 2013-26A E	4.821%	7/15/25	1,000,000	870,343	(a)(f)
Dryden Senior Loan Fund, 2014-34A D	3.921%	10/15/26	1,000,000	944,633	(a)(f)
Dryden Senior Loan Fund, 2015-40A E	6.276%	8/15/28	2,230,000	1,977,341	(a)(f)
Galaxy CLO Ltd., 2015-20A E	5.781%	7/20/27	500,000	432,300	(a)(f)
GoldenTree Loan Opportunities Ltd., 2015-10A E2	5.482%	7/20/27	2,750,000	2,346,923	(a)(f)
GSAA Trust, 2006-5 2A3	0.467%	3/25/36	4,541,504	3,114,761	(f)
GSAMP Trust, 2004-SEA2 M2	1.447%	3/25/34	2,680,000	2,024,305	(f)
Indymac Home Equity Loan Asset-Backed Trust, 2007-1 A	0.347%	3/25/37	2,710,792	2,176,467	(f)
Lehman XS Trust, 2006-8 2A4A	0.457%	6/25/36	12,298,399	7,818,665	(f)
Marathon CLO Ltd., 2015-8A C	4.343%	7/18/27	950,000	873,715	(a)(f)
Neuberger Berman CLO Ltd., 2015-19A D	5.538%	7/15/27	3,500,000	3,040,450	(a)(f)
Pinnacle Park CLO Ltd., 2014-1A D	3.821%	4/15/26	2,250,000	2,142,817	(a)(f)
Structured Asset Securities Corp., 2005-SC1 1A2	7.619%	5/25/31	3,230,618	2,828,477	(a)(f)
Treman Park CLO Ltd, 2015-1A E	6.474%	4/20/27	2,750,000	2,529,450	(a)(f)
Voya CLO Ltd., 2015-1A D	5.915%	4/18/27	2,000,000	1,756,600	(a)(f)

TOTAL ASSET-BACKED SECURITIES (Cost - $54,178,174)				52,758,084

COLLATERALIZED MORTGAGE OBLIGATIONS - 3.6%
American Home Mortgage Assets, 2006-6 A1A	0.387%	12/25/46	5,048,078	3,504,590	(f)
BCAP LLC Trust, 2010-RR6 1212	5.500%	2/26/35	813,807	814,402	(a)
Commercial Mortgage Trust, 2015-LC21 E	3.250%	7/10/48	2,100,000	1,329,174	(a)
Connecticut Avenue Securities, 2013-C01 M2	5.447%	10/25/23	2,200,000	2,305,435	(f)
Credit Suisse First Boston Mortgage Securities Corp., 2004-AR8 8M1	1.347%	9/25/34	3,249,079	2,776,564	(f)
Downey Savings & Loan Association Mortgage Loan Trust, 2005-AR1 2A1B	0.517%	3/19/45	3,317,624	1,946,538	(f)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
COLLATERALIZED MORTGAGE OBLIGATIONS - (continued)
JPMBB Commercial Mortgage Securities Trust, 2015-C31 E	4.619%	8/15/48	1,600,000	$1,121,800	(a)(f)
RBSGC Mortgage Pass-Through Certificates, 2005-RP1 2A	3.252%	3/25/34	2,436,537	2,333,332	(a)(f)
Structured ARM Loan Trust, 2005-14 A1	0.507%	7/25/35	5,899,226	4,294,747	(f)
Structured ARM Loan Trust, 2005-19XS M1II	0.847%	10/25/35	12,870,702	5,353,341	(f)
Washington Mutual Inc., Mortgage Pass-Through Certificates, 2005-AR1 A1A	0.457%	12/25/35	4,340,995	3,552,009	(f)
Wells Fargo Commercial Mortgage Trust, 2015-C28 E	3.000%	5/15/48	1,800,000	1,113,344	(a)

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost - $30,950,239)				30,445,276

CONVERTIBLE BONDS & NOTES - 0.1%
MATERIALS - 0.1%
Metals & Mining - 0.1%
Mirabela Nickel Ltd., Senior Secured Bonds (Cost - $1,682,093)	9.500%	6/24/19	1,682,093	925,151	(a)(b)(d)

SENIOR LOANS - 4.8%
CONSUMER DISCRETIONARY - 0.9%
Hotels, Restaurants & Leisure - 0.2%
Equinox Holdings Inc., Second Lien Term Loan	9.750%	7/31/20	1,670,000	1,693,659	(j)(k)

Leisure Products - 0.2%
Eastman Kodak Co., Exit Term Loan	7.250%	9/3/19	2,179,825	2,096,719	(j)(k)

Specialty Retail - 0.3%
Spencer Gifts LLC, Second Lien Term Loan	9.250%	11/12/21	2,300,000	2,317,250	(j)(k)

Textiles, Apparel & Luxury Goods - 0.2%
TOMS Shoes LLC, Term Loan B	6.500%	10/28/20	2,109,400	1,771,896	(j)(k)

TOTAL CONSUMER DISCRETIONARY				7,879,524

CONSUMER STAPLES - 0.6%
Food Products - 0.6%
AdvancePierre Foods Inc., Second Lien Term Loan	9.500%	10/10/17	5,190,000	5,151,075	(j)(k)

ENERGY - 0.8%
Energy Equipment & Services - 0.4%
Hercules Offshore LLC, Exit Term Loan	—	12/15/19	4,130,000	3,743,432	(c)(l)

Oil, Gas & Consumable Fuels - 0.4%
Magnum Hunter Resources Inc., Incremental Second Lien Term Loan	—	10/30/15	742,557	742,557	(l)
Murray Energy Corp., Term Loan B2	7.500%	4/16/20	1,206,975	798,616	(j)(k)
Samson Investment Co., New Second Lien Term Loan	6.250%	9/25/18	1,500,000	86,250	(j)(k)
Westmoreland Coal Co., Term Loan B	7.500%	12/16/20	2,052,854	1,642,283	(j)(k)

Total Oil, Gas & Consumable Fuels				3,269,706

TOTAL ENERGY				7,013,138

HEALTH CARE - 0.6%
Health Care Equipment & Supplies - 0.3%
Lantheus Medical Imaging Inc., Term Loan	7.000%	6/30/22	2,134,650	1,995,898	(j)(k)

Health Care Providers & Services - 0.3%
Radnet Management Inc., Second Lien Term Loan	8.000%	3/25/21	2,805,000	2,724,356	(j)(k)

TOTAL HEALTH CARE				4,720,254

INDUSTRIALS - 0.9%
Aerospace & Defense - 0.1%
WP CPP Holdings LLC, New Second Lien Term Loan	8.750%	4/30/21	985,000	945,600	(j)(k)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Commercial Services & Supplies - 0.4%
Kronos Inc., Second Lien Term Loan	9.750%	4/30/20	1,298,981		$1,317,857	(j)(k)
Lineage Logistics Holdings LLC, 2014 Term Loan	4.500%	4/7/21	1,960,150		1,876,843	(j)(k)

Total Commercial Services & Supplies					3,194,700

Transportation - 0.4%
Commercial Barge Line Co., Second Lien Term Loan	10.750%	3/22/20	3,140,000		3,194,950	(j)(k)

TOTAL INDUSTRIALS					7,335,250

MATERIALS - 0.4%
Metals & Mining - 0.4%
Essar Steel Algoma Inc., Term Loan	7.500%	8/9/19	1,465,200		807,691	(j)(k)
FMG Resources (August 2006) Pty Ltd., New Term Loan B	3.750%	6/30/19	3,361,772		2,856,666	(j)(k)

TOTAL MATERIALS					3,664,357

UTILITIES - 0.6%
Electric Utilities - 0.6%
Exgen Texas Power LLC, Term Loan B	5.750%	9/16/21	2,969,167		2,471,831	(j)(k)
Panda Temple Power LLC, 2015 Term Loan B	7.250%	3/4/22	2,587,000		2,360,638	(j)(k)

TOTAL UTILITIES					4,832,469

TOTAL SENIOR LOANS (Cost - $44,978,917)					40,596,067

SOVEREIGN BONDS - 0.3%
Mexico - 0.3%
United Mexican States, Senior Bonds (Cost - $3,608,033)	6.500%	6/9/22	43,320,000	MXN	2,750,242

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 1.2%
U.S. Government Obligations - 1.2%
U.S. Treasury Notes (Cost - $9,985,990)	1.375%	9/30/20	10,000,000		9,932,880

			SHARES
COMMON STOCKS - 1.9%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Ford Motor Co.			172,711		2,557,850

Hotels, Restaurants & Leisure - 0.0%
Bossier Casino Venture Holdco Inc.			83,175		0	*(c)(d)(i)

Media - 0.0%
New Cotai LLC/New Cotai Capital Corp., Class B Shares			7		236,348	*(d)

TOTAL CONSUMER DISCRETIONARY					2,794,198

ENERGY - 0.3%
Energy Equipment & Services - 0.3%
KCAD Holdings I Ltd.			282,728,964		2,439,951	*(c)(d)

FINANCIALS - 1.0%
Banks - 1.0%
Citigroup Inc.			89,009		4,732,608
JPMorgan Chase & Co.			60,063		3,859,048

TOTAL FINANCIALS					8,591,656

HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Physiotherapy Associates Holdings Inc.			15,700		1,303,100	*(c)(d)

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

SECURITY			SHARES	VALUE
INDUSTRIALS - 0.1%
Marine - 0.1%
DeepOcean Group Holding AS			104,107	$442,455	*(c)(d)

MATERIALS - 0.0%
Metals & Mining - 0.0%
Mirabela Nickel Ltd.			4,234,989	250,657	*(c)(d)

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
World Access Inc.			1,571	1	*(d)

TOTAL COMMON STOCKS (Cost - $15,428,001)				15,822,018

	RATE
CONVERTIBLE PREFERRED STOCKS - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Rex Energy Corp. (Cost - $1,816,250)	6.000%		19,400	664,450

INVESTMENT IN UNDERLYING FUNDS - 1.0%
iShares iBoxx $ High Yield Corporate Bond ETF (Cost - $8,501,953)			98,952	8,467,323

PREFERRED STOCKS - 0.9%
FINANCIALS - 0.9%
Consumer Finance - 0.9%
GMAC Capital Trust I (Cost - $7,119,507)	8.125%		276,437	7,140,368	(f)

		EXPIRATION DATE	WARRANTS
WARRANTS - 0.1%
Jack Cooper Holdings Corp.		12/15/17	2,140	299,600	*(a)(d)
Jack Cooper Holdings Corp.		5/6/18	945	132,300	*(a)(d)

TOTAL WARRANTS (Cost - $51,666)				431,900

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $901,027,703)				798,984,846

		MATURITY DATE	FACE AMOUNT†
SHORT-TERM INVESTMENTS - 1.4%
Repurchase Agreements - 1.4%
Barclays Capital Inc. repurchase agreement dated 10/30/15; Proceeds at maturity - $12,000,030; (Fully collateralized by U.S. government obligations, 1.000% due 3/15/18; Market value - $12,240,000) (Cost - $12,000,000)	0.030%	11/2/15	12,000,000	12,000,000

TOTAL INVESTMENTS - 96.8% (Cost - $913,027,703#)				810,984,846
Other Assets in Excess of Liabilities - 3.2%				26,993,868

TOTAL NET ASSETS - 100.0%				$837,978,714

See Notes to Schedule of Investments.

WESTERN ASSET SHORT DURATION HIGH INCOME FUND

Schedule of investments (unaudited) (cont’d)	October 31, 2015

†	Face amount denominated in U.S. dollars, unless otherwise noted.

*	Non-income producing security.

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(b)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(c)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

(d)	Illiquid security.

(e)	The coupon payment on these securities is currently in default as of October 31, 2015.

(f)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(g)	Security has no maturity date. The date shown represents the next call date.

(h)	Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees, unless otherwise noted.

(i)	Value is less than $1.

(j)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(k)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(l)	All or a portion of this loan is unfunded as of October 31, 2015. The interest rate for fully unfunded term loans is to be determined.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ARM	— Adjustable Rate Mortgage
AUD	— Australian Dollar
CLO	— Collateral Loan Obligation
ETF	— Exchange Traded Fund
EUR	— Euro
MXN	— Mexican Peso

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Short Duration High Income Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-term investments†:
Corporate bonds & notes:
Consumer discretionary	—	$121,612,830	$2,347,759		$123,960,589
Materials	—	56,125,469	0	*	56,125,469
Utilities	—	15,421,066	178,424		15,599,490
Other corporate bonds & notes	—	433,365,539	—		433,365,539
Asset-backed securities	—	50,638,084	2,120,000		52,758,084
Collateralized mortgage obligations	—	30,445,276	—		30,445,276
Convertible bonds & notes	—	925,151	—		925,151
Senior loans:
Consumer discretionary	—	3,790,378	4,089,146		7,879,524
Consumer staples	—	—	5,151,075		5,151,075
Energy	—	3,269,706	3,743,432		7,013,138
Health care	—	2,724,356	1,995,898		4,720,254
Industrials	—	1,317,857	6,017,393		7,335,250
Materials	—	3,664,357	—		3,664,357
Utilities	—	2,471,831	2,360,638		4,832,469
Sovereign bonds	—	2,750,242	—		2,750,242
U.S. government & agency obligations	—	9,932,880	—		9,932,880
Common stocks:
Consumer discretionary	$2,557,850	—	236,348		2,794,198
Energy	—	—	2,439,951		2,439,951
Health care	—	—	1,303,100		1,303,100
Industrials	—	—	442,455		442,455
Materials	—	—	250,657		250,657
Other common stocks	8,591,657	—	—		8,591,657
Convertible preferred stocks	—	664,450	—		664,450
Investment in underlying funds	8,467,323	—	—		8,467,323
Preferred stocks	7,140,368	—	—		7,140,368
Warrants	—	431,900	—		431,900

Total long-term investments	$26,757,198	$739,551,372	$32,676,276		$798,984,846

Short-term investments†	—	12,000,000	—		12,000,000

Total investments	$26,757,198	$751,551,372	$32,676,276		$810,984,846

Other financial instruments:
Futures contracts	$269,844	—	—		$269,844
Forward foreign currency contracts	—	$159,084	—		159,084

Total other financial instruments	$269,844	$159,084	—		$428,928

Total	$27,027,042	$751,710,456	$32,676,276		$811,413,774

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Other financial instruments:
Forward foreign currency contracts	—	$12,406	—		$12,406

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

Notes to Schedule of Investments (unaudited) (continued)

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	CORPORATE BONDS & NOTES
INVESTMENTS IN SECURITIES	CONSUMER DISCRETIONARY	MATERIALS		UTILITIES	ASSET-BACKED SECURITIES
Balance as of July 31, 2015	$2,828,141	$0	*	$2,964,296	$4,566,125
Accrued premiums/discounts	4,617	—		—	5,619
Realized gain (loss)	40,036	—		—	—
Change in unrealized appreciation (depreciation)[1]	(42,586)	—		(154,528)	(438,041)
Purchases	41,859	—		—	2,120,000
Sales	(524,308)	—		—	—
Transfers into Level 3[2]	—	—		—	—
Transfers out of Level 3[3]	—	—		(2,631,344)	(4,133,703)

Balance as of October 31, 2015	$2,347,759	$0	*	$178,424	$2,120,000

Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2015[1]	$(42,586)	—		$(897)	—

	SENIOR LOANS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	CONSUMER STAPLES	ENERGY	HEALTH CARE	INDUSTRIALS	UTILITIES
Balance as of July 31, 2015	$2,328,750	$5,293,800	$2,461,431	—	$5,128,622	$2,502,727
Accrued premiums/discounts	350	8,110	1,833	—	1,835	1,511
Realized gain (loss)	—	—	13,786	—	20	123
Change in unrealized appreciation (depreciation)[1]	(11,850)	(150,835)	(503,589)	—	(53,709)	(137,223)
Purchases	—	—	4,006,100	—	—	—
Sales	—	—	(593,846)	—	(4,975)	(6,500)
Transfers into Level 3[2]	1,771,896	—	—	$1,995,898	945,600	—
Transfers out of Level 3[3]	—	—	(1,642,283)	—	—	—

Balance as of October 31, 2015	$4,089,146	$5,151,075	$3,743,432	$1,995,898	$6,017,393	$2,360,638

Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2015[1]	$(11,850)	$(150,835)	$(262,668)	—	$(53,709)	$(137,223)

	COMMON STOCKS
INVESTMENTS IN SECURITIES (cont’d)	CONSUMER DISCRETIONARY	ENERGY	HEALTH CARE	INDUSTRIALS	MATERIALS	TOTAL
Balance as of July 31, 2015	$236,348	$2,389,342	$1,303,100	$763,521	—	$32,766,203
Accrued premiums/discounts	—	—	—	—	—	23,875
Realized gain (loss)	—	—	—	—	—	53,965
Change in unrealized appreciation (depreciation)[1]	—	50,609	—	(321,066)	—	(1,762,818)
Purchases	—	—	—	—	—	6,167,959
Sales	—	—	—	—	—	(1,129,629)
Transfers into Level 3[2]	—	—	—	—	$250,657	4,964,051
Transfers out of Level 3[3]	—	—	—	—	—	(8,407,330)

Balance as of October 31, 2015	$236,348	$2,439,951	$1,303,100	$442,455	$250,657	$32,676,276

Net change in unrealized appreciation (depreciation) for investments in securities still held at October 31, 2015[1]	—	$50,609	—	$(321,066)	—	$(930,225)

The Portfolio’s policy is to recognize transfers between levels as of the end of the reporting period.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

2. Investments

At October 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$9,856,329
Gross unrealized depreciation	(111,899,186)

Net unrealized depreciation	$(102,042,857)

Notes to Schedule of Investments (unaudited) (continued)

At October 31, 2015, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Basis Value	Market Value	Unrealized Appreciation
Contracts to Buy:
U.S. Treasury Ultra Long-Term Bonds	81	12/15	$12,803,586	$12,939,750	$136,164

Contracts to Sell:
U.S. Treasury 5-Year Notes	20	12/15	2,411,256	2,395,469	15,787
U.S. Treasury 10-Year Notes	766	12/15	97,926,518	97,808,625	117,893

					133,680

Net unrealized appreciation on open futures contracts					$269,844

At October 31, 2015, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	4,021,619	USD	2,800,000	Bank of America N.A.	11/13/15	$66,324
EUR	2,166,458	USD	2,367,051	Bank of America N.A.	11/13/15	15,581
EUR	206,294	USD	230,000	Bank of America N.A.	11/13/15	(3,121)
EUR	244,870	USD	278,589	Bank of America N.A.	11/13/15	(9,285)
USD	2,562,385	AUD	3,500,000	Citibank N.A.	11/13/15	67,833
EUR	244,870	USD	269,254	Royal Bank of Scotland PLC	11/13/15	50
USD	278,599	EUR	244,870	Royal Bank of Scotland PLC	11/13/15	9,296

Total						$146,678

Abbreviations used in this table:

AUD	— Australian Dollar
EUR	— Euro
USD	— United States Dollar

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	December 18, 2015

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	December 18, 2015